RELATED PARTY TRANSACTIONS - Related Party Costs (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Incurred		$ 0
Receivable		0	$ 2,332
Payable		0	630,820
Asset management fees
Related Party Transaction [Line Items]
Incurred			2,777,021
Receivable			0
Payable			0
Reimbursable operating expense
Related Party Transaction [Line Items]
Incurred			528,000
Receivable			0
Payable			0
Fees to affiliates
Related Party Transaction [Line Items]
Incurred			3,305,021
Receivable			0
Payable			0
Property management fees
Related Party Transaction [Line Items]
Incurred			224,922
Receivable			0
Payable			0
Directors and officers insurance and other reimbursements
Related Party Transaction [Line Items]
Incurred			250,892
Receivable			0
Payable			0
Expense reimbursements from Former Sponsor
Related Party Transaction [Line Items]
Incurred			(332,337)
Receivable			0
Payable			0
Acquisition fees
Related Party Transaction [Line Items]
Incurred			746,459
Receivable			0
Payable			0
Financing coordination fees
Related Party Transaction [Line Items]
Incurred			107,500
Receivable			0
Payable			0
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Incurred			1,206,881
Receivable			0
Payable			0
Due from BRIX REIT
Related Party Transaction [Line Items]
Incurred		$ 0	0
Receivable			1,378
Payable			0
Due from TIC
Related Party Transaction [Line Items]
Incurred			0
Receivable			954
Payable			0
Notes due to Chairman of the Board
Related Party Transaction [Line Items]
Incurred			0
Receivable			0
Payable			630,820
Waiver of asset management fees
Related Party Transaction [Line Items]
Monthly asset management fees waive percentage		0.025%
Related party transaction fees			0
Asset management fees due from BRIX REIT, Inc.
Related Party Transaction [Line Items]
Receivable			$ 285,818
Sponsor
Related Party Transaction [Line Items]
Employment related legal fees	$ 40,915
Organizational and offering costs incurred	$ 9,224,997
Sponsor | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Gross offering proceeds, percentage	3.00%